Form N-1A Supplement	Jun. 01, 2026
Artisan Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED 1 JUNE 2026 TO THE
FUND’S PROSPECTUS and Statement of Additional Information

current as of the date hereof

Artisan Value Fund (the “Fund”)

Effective 1 June 2026, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 106 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following: